Borrowings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Borrowings
29	Borrowings

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	—	2,991,890
Unsecured
- Bank borrowings (b)	10,279,835	22,816,450
- Corporate borrowings	1,162	388

	10,280,997	25,808,728
Interest payable	34,448	118,689

Total borrowings	10,315,445	25,927,417

(a)
The bank borrowings were secured by deposits amounting to approximately USD469 million (equivalent to approximately RMB2,992 million) pledged at bank whose interest rates range from 1.35% to 1.90%
 per annum,
 and the
terms range
from
twelve months
to
twenty-four
months

(refer to Note 16(b)).

(b)
As of December 31, 2021, the Group had USD1,290 million (equivalent to approximately RMB8,225 million) unsecured borrowings related to a three-year syndicated loan facility agreement entered into on February 13, 2020, with the available loan facility of USD1,500 million. The interest rate is determined based on monthly LIBOR rate plus 1.25% and the interest is repaid on monthly basis.

(c)	The following table sets forth the range of interest rates of borrowings as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
Bank borrowings - fixed rate	4.35%-5.00%	2.80%-4.80%
Bank borrowings - floating rate	1.41%-2.68%	1.35%-1.92%
Corporate borrowings - fixed rate	0.50%-0.78%	0.78%